RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - Daktronics, Inc. common stock - EBP 002 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held (in shares)	1,645,067	1,750,952
Purchases of common stock	$ 1,665,165	$ 655,031
Sales of common stock	$ 3,784,520	$ 6,166,722